Exploration and evaluation assets - Disclosure of detailed information about deferred exploration costs (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	$ 2,333,269	$ 1
Change in exploration and evaluation assets	2,057,043	2,333,268
Exploration and evaluation assets, ending balance	4,390,312	2,333,269
Mineral property interests [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	179,500	179,500
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	179,500	179,500
Assays and testing [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	2,299,514	2,052,292
Change in exploration and evaluation assets	40,236	247,222
Exploration and evaluation assets, ending balance	2,339,750	2,299,514
Claims renewal / staking [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	471,644	459,261
Change in exploration and evaluation assets	7,555	12,383
Exploration and evaluation assets, ending balance	479,199	471,644
Drilling [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	14,343,279	12,488,967
Change in exploration and evaluation assets	18,478	1,854,312
Exploration and evaluation assets, ending balance	14,361,757	14,343,279
Environmental studies [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	1,671,686	1,256,621
Change in exploration and evaluation assets	143,935	415,065
Exploration and evaluation assets, ending balance	1,815,621	1,671,686
Exploration data management [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	955,078	917,422
Change in exploration and evaluation assets	10,142	37,656
Exploration and evaluation assets, ending balance	965,220	955,078
First Nations [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	221,024	166,444
Change in exploration and evaluation assets	29,444	54,580
Exploration and evaluation assets, ending balance	250,468	221,024
Geochemistry [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	111,066	111,066
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	111,066	111,066
Geological and engineering services [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	9,606,491	8,834,256
Change in exploration and evaluation assets	903,283	772,235
Exploration and evaluation assets, ending balance	10,509,774	9,606,491
Geophysical services [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	801,643	743,515
Change in exploration and evaluation assets	0	58,128
Exploration and evaluation assets, ending balance	801,643	801,643
Metallurgy [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	4,124,650	3,792,672
Change in exploration and evaluation assets	437,133	331,978
Exploration and evaluation assets, ending balance	4,561,783	4,124,650
Petrographic work [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	43,957	43,957
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	43,957	43,957
Project management [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	106,015	106,015
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	106,015	106,015
Survey, mapping and camp [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	2,574,205	1,628,447
Change in exploration and evaluation assets	196,228	945,758
Exploration and evaluation assets, ending balance	2,770,433	2,574,205
Transportation [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	2,877,751	2,604,549
Change in exploration and evaluation assets	107,190	273,202
Exploration and evaluation assets, ending balance	2,984,941	2,877,751
Advances [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	0	0
Change in exploration and evaluation assets	71,645	0
Exploration and evaluation assets, ending balance	71,645	0
Cost recovery [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(56,480)	(56,480)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(56,480)	(56,480)
Asset retirement obligations [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	0	0
Change in exploration and evaluation assets	200,000	0
Exploration and evaluation assets, ending balance	200,000	0
Property impairments [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(33,058,924)	(33,058,924)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(33,058,924)	(33,058,924)
BC refundable mining tax credits [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(3,100,268)	(2,208,394)
Change in exploration and evaluation assets	(108,226)	(891,874)
Exploration and evaluation assets, ending balance	(3,208,494)	(3,100,268)
Federal non-refundable mining tax credits, net of valuation allowance [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(61,185)	(61,185)
Change in exploration and evaluation assets	0	0
Exploration and evaluation assets, ending balance	(61,185)	(61,185)
Book value at date of sale of net smelter royalty [Member]
Disclosure of detailed information about exploration and evaluation assets [line items]
Exploration and evaluation assets, beginning balance	(1,777,377)	0
Change in exploration and evaluation assets	0	(1,777,377)
Exploration and evaluation assets, ending balance	$ (1,777,377)	$ (1,777,377)